Commitments and Contingencies Related-Party Commitments - Line of Credit Facility (Details) - Revolving Credit Facility [$2.5B] [Member] - Deutsche Telekom [Member] $ in Billions	Dec. 31, 2016 USD ($)
Revolving Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity	$ 2.5
Unsecured Revolving Credit Facility [Member]
Revolving Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity	1.0
Secured Revolving Credit Facility [Member]
Revolving Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity	$ 1.5